Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Related Party Transactions

NOTE 14. RELATED PARTY TRANSACTIONS
(a)Transactions with Key Management Personnel
Related parties, including key management personnel, hold 89.9 million Redeemable Units of Cresco Labs, LLC, which is equal to a deficit of $24.7 million of Non-controlling interests as of December 31, 2022. During the years ended December 31, 2022 and 2021, 74.4% and 84.7%, respectively, of required tax distribution payments in accordance with the tax receivable agreement to holders of Cresco Labs, LLC were made to related parties including to key management personnel.
(b)Related Parties – Debt
On August 12, 2021, the Company closed on a Senior Loan agreement, the proceeds from which were used to retire the then-existing term loan. Upon entering the Senior Loan agreement, the Company had no borrowings with related parties. Prior to the closing of the Senior loan, the Company had borrowings with related parties related to the Amended Term Loan. The balance of the Amended Term Loan as of December 31, 2021 was $nil as payments of $16.6 million were made in the third quarter of 2021 to repay this debt. During the years ended December 31, 2022 and 2021, the Company recorded interest expense related to borrowings with related parties of $nil and $1.2 million, respectively. As of December 31, 2022 and 2021, the Company had no interest payable related to debt with related parties. See Notes 11 and 19 for additional details.
Prior to the new Senior Loan agreement, related party lenders included Charles Bachtell, Chief Executive Officer and member of the Board; Robert Sampson, member of the Board; Global Green Debt, LLC which is owned by Randy Podolsky, member of the Board; Calti, LLC which is owned by Joe Caltabiano, owner of 11.8% of the Company’s outstanding Redeemable Units; McCormack Capital which is owned by Brian McCormack, MVS shareholder; CL Debt which is owned by Dominic Sergi, MVS shareholder; a holder of minority interest in MedMar, Inc. (“MedMar”); and Vero Management LLC which is owned by individuals owning 21.9% of the Company’s outstanding Redeemable Units.
(c)Related Parties – Leases
For the years ended December 31, 2022 and 2021, the Company had lease liabilities for real estate lease agreements in which the lessors have a minority interest in SLO Cultivation, Inc. (“SLO”) and MedMar. The lease liabilities were incurred in January 2019 and May 2020 and were to expire in 2027 through 2030, except for the leases associated with SLO minority interest holders (“SLO Leases”). During the second quarter of 2022, the Company exercised its early termination right to reduce the SLO Leases term to 180 days. This early termination resulted in a reduction in lease liability and ROU assets. The ROU asset was reduced to $nil. Due to differences in carrying value between the lease asset and liability, a gain on lease termination of $4.9 million has been recorded for the year ended December 31, 2022, which is included in Other income (expense), net, in the Consolidated Statements of Operations. The remaining liability for the SLO Leases expired in the fourth quarter of 2022.
The Company has liabilities for real estate leases and other financing agreements in which the lessor is Clear Heights Properties where Dominic Sergi, MVS shareholder, is Chief Executive Officer. The liabilities were incurred by entering into operating leases, finance leases and other financing transactions with terms that will expire in 2030. During the years ended December 31, 2022 and 2021, the Company received tenant improvement allowance reimbursements of $1.4 million and $nil, respectively. The Company expects to receive further reimbursements of $0.8 million within the next twelve months.
Below is a summary of the expense resulting from the related party lease liabilities for the years ended December 31, 2022 and 2021:

		Year Ended December 31,
($ in thousands)	Classification	2022	2021
Operating Leases
Lessor has minority interest in SLO	Rent expense	$513	$1,563
Lessor has minority interest in MedMar	Rent expense	288	238
Lessor is an MVS shareholder	Rent expense	1,187	1,168

Finance Leases
Lessor has minority interest in MedMar	Depreciation expense	$306	$277
Lessor has minority interest in MedMar	Interest expense	270	310
Lessor is an MVS shareholder	Depreciation expense	81	74
Lessor is an MVS shareholder	Interest expense	76	88
Additionally, below is a summary of the ROU assets and lease liabilities attributable to related party leases as of December 31, 2022 and 2021:

	As of December 31, 2022		As of December 31, 2021
($ in thousands)	ROU Asset	Lease Liability	ROU Asset	Lease Liability
Operating Leases
Lessor has minority interest in SLO	$—	$—	$6,996	$11,938
Lessor has minority interest in MedMar	1,415	1,456	1,525	1,549
Lessor is an MVS shareholder	5,849	5,907	6,314	4,867

Finance Leases
Lessor has minority interest in MedMar	$2,034	$2,452	$2,137	$2,457
Lessor is an MVS shareholder	596	555	616	1,063

During both the years ended December 31, 2022 and 2021, the Company recorded interest expense on finance liabilities of $0.3 million. As of December 31, 2022 and 2021, the Company had finance liabilities totaling $1.5 million. The incremental borrowing rate for these liabilities is 17.2%. All finance liabilities outstanding are due to an entity controlled by an MVS shareholder.